September 18, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century Investment Trust (the “Registrant”)
1933 Act File No. 033-65170, Post-Effective Amendment No. 54, and
1940 Act File No. 811-07822, Amendment No. 55 (collectively, the “Amendment”)

Ladies and Gentlemen:

Pursuant to Section 101(a) of Regulation S-T and Rule 485(a) under the Securities Act of 1933, the aforementioned Registrant hereby submits for filing the following 1933 Act Post-Effective Amendment No. 54 and 1940 Act Amendment No. 55 to the Registration Statement on Form N-1A.

The principal purposes of this Amendment are to: (i) change the investment objective and fundamental concentration policy of Premium Money Market Fund (the “Fund”); (ii) change the strategies and risks of the Fund to reflect the Fund’s conversion into a government money market fund; and (iii) add A and C classes to the Fund.

Please note that the Commission has already reviewed the investment objective and fundamental concentration policy changes and the rationale for converting the Fund into a government money market fund in the preliminary proxy statement filed July 24, 2015. The Registrant filed the definitive proxy statement on August 11, 2015.

In addition, this Amendment changes the Fund’s name to U.S. Government Money Market Fund and makes certain other non-material changes the Registrant deems appropriate.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3275.

Sincerely,

/s/ Ashley L. Bergus
Ashley L. Bergus
Corporate Counsel

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com